Intangible assets - Changes in intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	R$ 420,197
Closing balance	358,703	R$ 420,197
Intangible Assets	358,703	420,197
Goodwill recognised as of acquisition date	213,123	508,174
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	433,249	13,742
Transfers	(3,057)	(1,487)
Additions	4,080	1,276
Write-offs	(578)	(6,830)
Business combination	1,021	45,379
Fair value-added value	(1,036)	383,840
Exchange-rate change	(28,701)	(2,671)
Closing balance	404,978	433,249
Intangible Assets	404,978	433,249
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(13,052)	(4,110)
Transfers	3,396	1,356
Additions	(7,944)	(917)
Write-offs	6	811
Business combination	(497)	(509)
Fair value-added value	(28,858)	(9,932)
Exchange-rate change	674	249
Closing balance	(46,275)	(13,052)
Intangible Assets	(46,275)	(13,052)
Trademarks and patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	35,341
Closing balance	38,374	35,341
Intangible Assets	38,374	35,341
Trademarks and patents | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	36,580	2,315
Transfers	10,108	(3,884)
Additions	13	0
Write-offs	0	(3,847)
Business combination	369	12,238
Fair value-added value	(508)	30,405
Exchange-rate change	(2,138)	(647)
Closing balance	44,424	36,580
Intangible Assets	44,424	36,580
Trademarks and patents | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(1,239)	0
Transfers	0	0
Additions	0	0
Write-offs	0	0
Business combination	0	0
Fair value-added value	(4,987)	(1,248)
Exchange-rate change	176	9
Closing balance	(6,050)	(1,239)
Intangible Assets	(6,050)	(1,239)
Computer software [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	34,997
Closing balance	17,271	34,997
Intangible Assets	17,271	34,997
Computer software [member] | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	37,903	9,353
Transfers	(13,165)	(1,327)
Additions	4,067	1,276
Write-offs	(578)	(2,801)
Business combination	652	33,141
Fair value-added value	0	0
Exchange-rate change	(3,096)	(1,739)
Closing balance	25,783	37,903
Intangible Assets	25,783	37,903
Computer software [member] | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(2,906)	(3,892)
Transfers	3,145	1,356
Additions	(7,944)	(848)
Write-offs	6	811
Business combination	(497)	(509)
Fair value-added value	0	0
Exchange-rate change	(316)	176
Closing balance	(8,512)	(2,906)
Intangible Assets	(8,512)	(2,906)
Client portfolio
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	338,793
Closing balance	290,825	338,793
Intangible Assets	290,825	338,793
Client portfolio | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	345,634	2,074
Transfers	0	3,724
Additions	0	0
Write-offs	0	(182)
Business combination	0	0
Fair value-added value	(5,300)	340,303
Exchange-rate change	(23,375)	(285)
Closing balance	316,959	345,634
Intangible Assets	316,959	345,634
Client portfolio | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(6,841)	(218)
Transfers	251	0
Additions	0	(69)
Write-offs	0	0
Business combination	0	0
Fair value-added value	(20,373)	(6,618)
Exchange-rate change	829	64
Closing balance	(26,134)	(6,841)
Intangible Assets	(26,134)	(6,841)
Know-how
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	8,462
Closing balance	7,242	8,462
Intangible Assets	7,242	8,462
Know-how | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	10,237	0
Transfers	0	0
Additions	0	0
Write-offs	0	0
Business combination	0	0
Fair value-added value	900	10,237
Exchange-rate change	64	0
Closing balance	11,201	10,237
Intangible Assets	11,201	10,237
Know-how | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(1,775)	0
Transfers	0	0
Additions	0	0
Write-offs	0	0
Business combination	0	0
Fair value-added value	(2,157)	(1,775)
Exchange-rate change	(27)	0
Closing balance	(3,959)	(1,775)
Intangible Assets	(3,959)	(1,775)
Non Compete
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	2,604
Closing balance	4,991	2,604
Intangible Assets	4,991	2,604
Non Compete | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	2,895
Transfers	0	0
Additions	0	0
Write-offs	0	0
Business combination	0	0
Fair value-added value	3,872	2,895
Exchange-rate change	(156)	0
Closing balance	6,611	2,895
Intangible Assets	6,611	2,895
Non Compete | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(291)	0
Transfers	0	0
Additions	0	0
Write-offs	0	0
Business combination	0	0
Fair value-added value	(1,341)	(291)
Exchange-rate change	12	0
Closing balance	(1,620)	(291)
Intangible Assets	R$ (1,620)	R$ (291)